Merchandise Inventories, Net - Schedule of Merchandise Inventories, Net (Details)	Mar. 31, 2025 HKD ($)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 HKD ($)
Schedule of Merchandise Inventories, Net [Line Items]
Less: inventory allowances
Merchandise inventories, net	1,879,435	241,576	1,855,686
Hair styling series [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	1,345,908	172,998	911,875
Trimmer series [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	533,172	68,532	23,398
Nail care series [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net			258,628
Other personal care appliances [Member]
Schedule of Merchandise Inventories, Net [Line Items]
Merchandise inventories, net	$ 355	$ 46	$ 661,785